Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of trade and other payables

	2023			2022
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Trade payables	—	3,265	3,265	3	3,269	3,272
Other financial payables	238	913	1,151	225	1,083	1,308
Other payables	56	208	264	63	131	194
Deferred income(a)	103	280	383	114	333	447
Accruals	—	1,702	1,702	—	1,611	1,611
Employee entitlements	—	992	992	—	878	878
Royalties and mining taxes	3	868	871	3	644	647
Amounts owed to equity accounted units	196	10	206	196	98	294
Total	596	8,238	8,834	604	8,047	8,651
(a)Deferred income includes contract liabilities of US$275 million (2022: US$345 million).